LOCAL AND FOREIGN CURRENCY - Current Liabilities (Details) CLF in Thousands, $ in Thousands	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 CLF	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)
Current Liabilities
Other current financial liabilities	$ 367,302,080		$ 47,763,039
Trade and other accounts payable	384,801,630		327,409,207
Current accounts payable to related entities	90,248,067	CLF 90,248,067	56,103,461	CLF 56,103,461
Other provisions	1,591,644		1,528,879
Current tax liabilities	14,615,447		30,512,787
Employee benefits current provisions	48,391,806		35,012,072
Other non-financial liabilities	42,294,460		31,237,834
Total Current Liabilities	949,245,134		529,567,279		$ 378,056,186
Until 90 days
Current Liabilities
Other current financial liabilities	13,431,339		10,887,752
Trade and other accounts payable	369,548,991		312,643,627
Current accounts payable to related entities	90,248,067		56,103,461
Other provisions	1,319,935		1,082,929
Current tax liabilities	627,257		20,733,623
Employee benefits current provisions	45,482,776		13,434,697
Other non-financial liabilities	1,054,187		612,391
Total Current Liabilities	521,712,552		415,498,480
More 90 days until 1 year
Current Liabilities
Other current financial liabilities	353,870,741		36,875,287
Trade and other accounts payable	15,252,639		14,765,580
Other provisions	271,709		445,950
Current tax liabilities	13,988,190		9,779,164
Employee benefits current provisions	2,909,030		21,577,375
Other non-financial liabilities	41,240,273		30,625,443
Total Current Liabilities	427,532,582		114,068,799
USD.
Current Liabilities
Other current financial liabilities	321,393,509		8,563,591
Trade and other accounts payable	34,256,435		21,748,614
Total Current Liabilities	355,649,944		30,312,205
USD. | Until 90 days
Current Liabilities
Other current financial liabilities	249,660		233,993
Trade and other accounts payable	34,223,389		20,438,936
Total Current Liabilities	34,473,049		20,672,929
USD. | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	321,143,849		8,329,598
Trade and other accounts payable	33,046		1,309,678
Total Current Liabilities	321,176,895		9,639,276
EUR
Current Liabilities
Trade and other accounts payable	4,047,286		6,093,006
Total Current Liabilities	4,047,286		6,093,006
EUR | Until 90 days
Current Liabilities
Trade and other accounts payable	3,148,088		6,093,006
Total Current Liabilities	3,148,088		6,093,006
EUR | More 90 days until 1 year
Current Liabilities
Trade and other accounts payable	899,198
Total Current Liabilities	899,198
UF
Current Liabilities
Other current financial liabilities	22,605,394		19,242,413
Trade and other accounts payable	2,263,175		2,359,381
Total Current Liabilities	24,868,569		21,601,794
UF | Until 90 days
Current Liabilities
Other current financial liabilities	11,047,586		9,155,688
Trade and other accounts payable	2,263,175		2,359,381
Total Current Liabilities	13,310,761		11,515,069
UF | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	11,557,808		10,086,725
Total Current Liabilities	11,557,808		10,086,725
CLP
Current Liabilities
Other current financial liabilities	15,109,970		14,415,431
Trade and other accounts payable	181,167,676		155,826,739
Current accounts payable to related entities	44,298,074		29,349,401
Other provisions	1,552,353		1,487,509
Current tax liabilities	634,558		20,047,095
Employee benefits current provisions	9,168,232		8,509,354
Other non-financial liabilities	42,115,624		31,084,772
Total Current Liabilities	294,046,486		260,720,301
CLP | Until 90 days
Current Liabilities
Other current financial liabilities	893,612		923,663
Trade and other accounts payable	166,847,281		142,370,837
Current accounts payable to related entities	44,298,074		29,349,401
Other provisions	1,319,935		1,082,929
Current tax liabilities	627,257		20,038,643
Employee benefits current provisions	8,115,837		1,181,717
Other non-financial liabilities	1,043,048		612,391
Total Current Liabilities	223,145,044		195,559,581
CLP | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	14,216,358		13,491,768
Trade and other accounts payable	14,320,395		13,455,902
Other provisions	232,418		404,580
Current tax liabilities	7,301		8,452
Employee benefits current provisions	1,052,395		7,327,637
Other non-financial liabilities	41,072,576		30,472,381
Total Current Liabilities	70,901,442		65,160,720
BRL
Current Liabilities
Other current financial liabilities	2,130,463		1,795,232
Trade and other accounts payable	78,514,701		74,142,872
Current accounts payable to related entities	35,671,648		16,799,532
Employee benefits current provisions	19,586,150		11,649,154
Total Current Liabilities	135,902,962		104,386,790
BRL | Until 90 days
Current Liabilities
Other current financial liabilities	427,270		413,835
Trade and other accounts payable	78,514,701		74,142,872
Current accounts payable to related entities	35,671,648		16,799,532
Employee benefits current provisions	19,586,150		11,649,154
Total Current Liabilities	134,199,769		103,005,393
BRL | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	1,703,193		1,381,397
Total Current Liabilities	1,703,193		1,381,397
ARS
Current Liabilities
Other current financial liabilities	4,724,137		2,366,737
Trade and other accounts payable	69,945,679		52,030,144
Current accounts payable to related entities	8,587,487		9,893,495
Current tax liabilities	13,479,571		9,219,063
Employee benefits current provisions	17,780,789		13,133,149
Other non-financial liabilities	11,139		18,234
Total Current Liabilities	114,528,802		86,660,822
ARS | Until 90 days
Current Liabilities
Other current financial liabilities	813,211		94,094
Trade and other accounts payable	69,945,679		52,030,144
Current accounts payable to related entities	8,587,487		9,893,495
Current tax liabilities			694,980
Employee benefits current provisions	17,780,789		603,826
Other non-financial liabilities	11,139
Total Current Liabilities	97,138,305		63,316,539
ARS | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	3,910,926		2,272,643
Current tax liabilities	13,479,571		8,524,083
Employee benefits current provisions			12,529,323
Other non-financial liabilities			18,234
Total Current Liabilities	17,390,497		23,344,283
PYG
Current Liabilities
Other current financial liabilities	1,338,607		1,379,635
Trade and other accounts payable	14,606,678		15,208,451
Current accounts payable to related entities	1,690,858		61,033
Other provisions	39,291		41,370
Current tax liabilities	501,318		1,246,629
Employee benefits current provisions	1,856,635		1,720,415
Other non-financial liabilities	167,697		134,828
Total Current Liabilities	20,201,084		19,792,361
PYG | Until 90 days
Current Liabilities
Other current financial liabilities			66,479
Trade and other accounts payable	14,606,678		15,208,451
Current accounts payable to related entities	1,690,858		61,033
Total Current Liabilities	16,297,536		15,335,963
PYG | More 90 days until 1 year
Current Liabilities
Other current financial liabilities	1,338,607		1,313,156
Other provisions	39,291		41,370
Current tax liabilities	501,318		1,246,629
Employee benefits current provisions	1,856,635		1,720,415
Other non-financial liabilities	167,697		134,828
Total Current Liabilities	$ 3,903,548		$ 4,456,398